Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Barclays Group
Half year ended 30.06.22	£m	£m	£m	£m
Total income	3,373	9,940	(109)	13,204
Credit impairment (charges)/releases	(48)	(310)	17	(341)
Net operating income/(expenses)	3,325	9,630	(92)	12,863
Operating costs	(2,083)	(5,042)	(145)	(7,270)
Litigation and conduct	(25)	(1,832)	—	(1,857)
Total operating expenses	(2,108)	(6,874)	(145)	(9,127)
Other net income/(expenses)[1]	—	13	(16)	(3)
Profit/(loss) before tax	1,217	2,769	(253)	3,733

As at 30.06.22	£bn	£bn	£bn	£bn
Total assets	318.8	1,250.6	19.8	1,589.2

		Restated[2]		Restated[2]
	Barclays UK	Barclays International	Head Office	Barclays Group
Half year ended 30.06.21	£m	£m	£m	£m
Total income	3,199	8,218	(102)	11,315
Credit impairment releases	443	293	6	742
Net operating income/(expenses)	3,642	8,511	(96)	12,057
Operating costs	(2,114)	(4,606)	(412)	(7,132)
Litigation and conduct	(22)	(161)	7	(176)
Total operating expenses	(2,136)	(4,767)	(405)	(7,308)
Other net income[1]	—	22	131	153
Profit/(loss) before tax	1,506	3,766	(370)	4,902

As at 31.12.21	£bn	£bn	£bn	£bn
Total assets	321.2	1,044.1	19.0	1,384.3

1Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.
22021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.

Split of income by geographic region

Split of income by geographic region[1]
	Half year ended 30.06.22	Half year ended 30.06.21
	£m	£m
United Kingdom	7,972	5,895
Europe	1,311	1,222
Americas	3,200	3,608
Africa and Middle East	31	20
Asia	690	570
Total	13,204	11,315
1The geographical analysis is based on the location of the office where the transactions are recorded.